ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Oct. 31, 2024
ACCRUED LIABILITIES AND OTHER PAYABLES
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 11 – ACCRUED LIABILITIES AND OTHER PAYABLES

At October 31, 2024 and 2023, accrued liabilities and other payables consisted of the following:

	October 31, 2024	October 31, 2023
Accrued professional service fees	$537,315	$364,840
Insurance premiums payable	506,047	—
Expenses paid by employees on the Company’s behalf	332,571	—
Expenses paid by third parties on the Company’s behalf	178,339	—
Other	9,248	116,961
	$1,563,520	$481,801